COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 39
TAT Technologies Ltd One [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	62
TAT Technologies Ltd Two [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	31
Limco Piedmont Inc [Member]
Guarantees:
Bank guarantee to secure liability to lessor	$ 849